Share-based compensation - Disclosure of expenses of share-based payments arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ 6,276	€ (8,656)	€ 14,509
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	5,152	1,916	646
Free convertible preferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	0	0	652
Free ordinary shares program
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	1,514	719	1,334
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ (390)	€ (11,291)	€ 11,877